Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Share of ownership and equity participation in TransAlta Renewables
The Corporation’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2018
TransAlta Cogeneration L.P.	49.99% - Canadian Power Holdings Inc.
TransAlta Renewables	39.1% - Public shareholders
Kent Hills Wind LP(1)	17% - Natural Forces Technologies Inc.
 (1) Owned by TransAlta Renewables.

Subsidiaries and operations with non-controlling interests
As a result of the conversion of Class B shares, the DRIP and the transactions described in Note 4, the Corporation’s share of ownership and equity participation in TransAlta Renewables has fluctuated since its formation as follows:

Period	Ownership and voting rights percentage	Equity participation percentage
April 29, 2014 to May 6, 2015	70.3	70.3
May 7, 2015 to Nov. 25, 2015	76.1	72.8
Nov. 26, 2015 to Jan. 5, 2016	66.6	62.0
Jan. 6, 2016 to July 31, 2017	64.0	59.8
Aug. 1, 2017 to June 21, 2018	64.0	64.0
June 22, 2018 to July 30, 2018	61.1	61.1
July 31, 2018 to Nov. 29, 2018	61.0	61.0
Nov. 30, 2018 to Dec. 31, 2018	60.9	60.9

Disclosure of interests in subsidiaries

Year ended Dec. 31	2018	2017	2016
Revenues	462	459	259
Net earnings	241	13	1
Total comprehensive income	281	(24)	40
Amounts attributable to the non-controlling interests:
Net earnings	94	11	2
Total comprehensive income	110	—	18
Distributions paid to non-controlling interests	79	85	83

As at Dec. 31	2018	2017
Current assets	250	145
Long-term assets	3,497	3,483
Current liabilities	(159)	(356)
Long-term liabilities	(1,192)	(1,075)
Total equity	(2,396)	(2,197)
Equity attributable to non-controlling interests	(961)	(812)
Non-controlling interests’ share (per cent)	39.1	36.0
B. TA Cogen

Year ended Dec. 31	2018	2017	2016
Results of operations
Revenues	185	175	274
Net earnings	29	61	211
Total comprehensive income	29	61	258
Amounts attributable to the non-controlling interest:
Net earnings	14	31	105
Total comprehensive income	14	31	128
Distributions paid to Canadian Power Holdings Inc.	86	87	68

As at Dec. 31	2018	2017
Current assets	82	193
Long-term assets	354	404
Current liabilities	(54)	(73)
Long-term liabilities	(28)	(26)
Total equity	(354)	(498)
Equity attributable to Canadian Power Holdings Inc.	(176)	(247)
Non-controlling interest share (per cent)	49.99	49.99
Details of the Corporation’s principal operating subsidiaries at Dec. 31, 2018, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	US	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	US	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	60.9	Generation and sale of electricity